Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Group Monitors Capital using Liabilities to Assets Ratio
The liabilities to assets ratio at December 31, 2020 and 2021 were as follows:

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Total liabilities	14,364,975	18,380,369
Total assets	35,080,814	42,522,584

Liabilities to assets ratio	40.95%	43.22%